Loans and asset quality - Nonperforming Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 86	$ 103
Other assets owned	4	4
Total nonperforming assets	90	107
Domestic | Other residential mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	78	91
Domestic | Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	7	8
Domestic | Commercial real estate
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	1	0
Domestic | Lease financings
Financing Receivable, Impaired [Line Items]
Total nonperforming loans	$ 0	$ 4